Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Common Shares Outstanding and Percentage Control of the Company

	December 31, 2018		December 31, 2017
	Number of Shares	%	Number of Shares	%
John Barker	31,714	0.15	23,715	0.19
Martin Bernholtz	—	—	102,383	0.81
David McNally	4,167	0.02	1,667	0.01
Stephen Randall	21,643	0.10	11,910	0.09
John Schellhorn	294	—	294	—
Bruce Wolff	7,610	0.03	2,010	0.02

Total	65,428	0.30	141,979	1.12

Common Shares Outstanding	21,675,849	100%	12,686,723	100%